COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16. COMMITMENTS AND CONTINGENCIES

During September 2022, the Company entered into a purchase agreement of $528,431 with Grafisk Maskinfabrik A/S for a printing machine for the construction of a factory at the University of Newcastle. The Company made an advance payment of $105,656. As per the terms of the contract, the Company owes $422,625 towards the progress payments which remain payable as of June 30, 2023.

During November 2022, the Company signed a deed of variation with the University of Newcastle for the research and development of the Saliva Glucose Biosensor. The Company agreed to pay the University of Newcastle $847,021, of which $847,021 remains payable as of June 30, 2023.

The Company has no material purchase commitments. For commitments under non-cancellable leases, refer to Note 12.

From time to time, the Company may become a party to various legal proceedings arising in the ordinary course of business. Based on information currently available, the Company is not involved in any pending or threatened legal proceedings that it believes could reasonably be expected to have a material adverse effect on its financial condition, results of operations or liquidity. However, legal matters are inherently uncertain, and the Company cannot guarantee that the outcome of any potential legal matter will be favorable to the Company.